Income Taxes - Schedule of Operating Loss Carryforwards And Tax Credit (Detail)	Dec. 31, 2025 USD ($)
New York State Division of Taxation and Finance [Member]
Summary Of Operating Loss Carryforwards And Tax Credit [Line Items]
Operating Loss Carryforwards	$ 7,184,853
Tax Credit Carryforward, Amount	441,261
California Franchise Tax Board [Member]
Summary Of Operating Loss Carryforwards And Tax Credit [Line Items]
Operating Loss Carryforwards	19,205,159
Tax Credit Carryforward, Amount	$ 692,518